Jul. 01, 2016

J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated September 8, 2016

to the Prospectuses and Summary Prospectuses

dated July 1, 2016, as supplemented

Changes to Investment Advisory Agreement and Expense Limitation Agreement for the JPMorgan High Yield Fund: The Board of Trustees has approved changes to the investment advisory fee of the JPMorgan High Yield Fund (the “Fund”) as set forth below. Effective November 1, 2016 (the “Effective Date”), the investment advisory fee for the Fund, which is currently 0.65%, will be changed to 0.60%.

Additionally, as of the Effective Date, the Fund’s adviser and/or its affiliates have contractually agreed to waive additional fees and/or reimburse additional expenses on Class C, Select Class, Class R5 and Class R6 Shares through October 31, 2018. The expense limitation agreement for Class A Shares is not changing on the Effective Date except that the expense limitation agreement has been extended until October 31, 2018. The expense limitation agreement for Class R2 Shares will reflect an increase in the expense cap on July 1, 2017 from 1.30% to 1.35%. The new expense cap for Class R2 Shares will be in effect from July 1, 2017 through October 31, 2018. In connection with these changes, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectuses are hereby replaced with the corresponding tables below on the Effective Date.

For the Class A, Class C and Select Class Shares:

The tables below replace the corresponding tables on page 35 of the Class A, Class C and Select Class prospectus and in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	None
Other Expenses	0.47	0.45	0.47
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.22	0.20	0.22
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.33	1.81	1.08
Fee Waivers and Expense Reimbursements[1]	(0.33)	(0.31)	(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.00	1.50	0.75

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	473	716	1,014	1,859
CLASS C SHARES ($)	253	508	921	2,074
SELECT CLASS SHARES ($)	77	276	530	1,256

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	473	716	1,014	1,859
CLASS C SHARES ($)	153	508	921	2,074
SELECT CLASS SHARES ($)	77	276	530	1,256

For the Class R2, Class R5 and Class R6 Shares:

The tables below replace the corresponding tables on page 32 of the Class R2, Class R5 and Class R6 prospectus and in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.50	None	None
Other Expenses	0.67	0.23	0.11
Shareholder Service Fees	0.25	0.05	None
Remainder of Other Expenses	0.42	0.18	0.11
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.78	0.84	0.72
Fee Waivers and Expense Reimbursements[1]	(0.48)	(0.14)	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.30	0.70	0.60

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.30%, 0.70% and 0.60% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect for Class R5 and Class R6 through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them. With respect to Class R2 Shares, these waivers are in effect through 6/30/17. Effective July 1, 2017, the expense cap for Class R2 Shares will increase from 1.30% to 1.35% (the “new expense cap”). The new expense cap will be in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)[1]	134	471	879	2,019
CLASS R5 SHARES ($)	72	239	438	1,011
CLASS R6 SHARES ($)	61	205	376	871

1	Reflects expense cap increase effective July 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE